UNITED STATES OF AMERICA

BEFORE THE

SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940

Release No. 31456/February 12, 2015

In the Matter of	:
:
WILSHIRE MUTUAL FUNDS, INC.	:
WILSHIRE VARIABLE INSURANCE TRUST	:
WILSHIRE ASSOCIATES INCORPORATED	:
SEI INVESTMENTS DISTRIBUTION CO.	:
:
1299 Ocean Avenue, Suite 700	:
Santa Monica, CA 90401	:
:
(812-14350)	:
:

ORDER UNDER SECTION 12(d)(1)(J) OF THE INVESTMENT COMPANY ACT OF 1940 GRANTING AN EXEMPTION FROM SECTIONS 12(d)(1)(A) AND (B) OF THE ACT, UNDER SECTIONS 6(c) AND 17(b) OF THE ACT GRANTING AN

EXEMPTION FROM SECTIONS 17(a)(1) and (2) OF THE ACT, AND UNDER SECTION 6(c) OF THE ACT FOR AN EXEMPTION FROM RULE 12d1-2(a) UNDER THE ACT

Wilshire Mutual Funds, Inc., Wilshire Variable Insurance Trust, Wilshire Associates Incorporated, and SEI Investments Distribution Co. filed an application on August 19, 2014, and an amendment to the application on November 10, 2014, requesting an order under section 12(d)(1)(J) of the Investment Company Act of 1940 (the “Act”) granting an exemption from sections 12(d)(1)(A) and (B) of the Act, under sections 6(c) and 17(b) of the Act granting an exemption from sections 17(a)(1) and (2) of the Act, and under section 6(c) of the Act for an exemption from rule 12d1-2(a) under the Act. The order would (a) permit certain registered open-end management investment companies that operate as “funds of funds” to acquire shares of certain registered open-end management investment companies and unit investment trusts that are within and outside the same group of investment companies as the acquiring investment companies, and (b) permit funds of funds relying on rule 12d1-2 under the Act to invest in certain financial instruments.

On December 16, 2014, a notice of the filing of the application was issued (Investment Company Act Release No. 31381). The notice gave interested persons an opportunity to request a hearing and stated that an order granting the application would be issued unless a hearing was ordered. No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the application, as amended, that granting the requested exemption is appropriate in and consistent with the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.

It is also found that the terms of the proposed transactions are reasonable and fair and do not involve overreaching, and the proposed transactions are consistent with the policies of each registered investment company concerned and with the general purposes of the Act.

Accordingly,

IT IS ORDERED, that the relief requested under section 12(d)(1)(J) of the Act from sections 12(d)(1)(A) and (B) of the Act, under sections 6(c) and 17(b) of the Act from sections 17(a)(1) and (2) of the Act, and under section 6(c) of the Act for an exemption from rule 12d1-2(a) under the Act by Wilshire Mutual Funds, Inc., et al. (File No. 812-14350) is granted, effective immediately, subject to the conditions contained in the application, as amended.

For the Commission, by the Division of Investment Management, under delegated authority.

Brent J. Fields

Secretary

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